DWS Multi-Asset Moderate Allocation Fund Investment Risks - Class ACS [Member] - DWS Multi-Asset Moderate Allocation Fund	Aug. 31, 2025
Risk Underlying Funds [Member]
Prospectus [Line Items]
Risk [Text Block]	Because the fund invests in one or more underlying funds, the risks listed here include those of the underlying funds as well as those of the fund itself. Therefore, in these risk descriptions the term “the fund” may refer to the fund itself, one or more underlying funds, or both.Underlying funds risk. Because the fund may invest in underlying funds, the fund’s performance will be directly related to the performance of the underlying funds. To the extent that a given underlying fund underperforms its benchmark or its fund peer group, it may contribute to underperformance by the fund.In addition, the fund indirectly pays a portion of the expenses incurred by the underlying funds, which lowers the fund’s returns. To the extent that the fund’s allocations favor underlying funds with higher expenses, the overall cost of investing paid by the fund will be higher.The fund is also subject to the risk that an underlying fund may pay a redemption request made by the fund, wholly or partly, by an in-kind distribution of portfolio securities rather than in cash. The fund may hold such portfolio securities until the Advisor determines to dispose of them, and the fund will bear the market risk of the securities received in the redemption until their disposition. Upon disposing of such portfolio securities, the fund may experience increased brokerage commissions.
Risk Asset Allocation [Member]
Prospectus [Line Items]
Risk [Text Block]	Asset allocation risk. Portfolio management may favor one or more types of investments or assets that underperform other investments, assets, or securities markets as a whole. Anytime portfolio management buys or sells securities in order to adjust the fund’s asset allocation this will increase portfolio turnover and generate transaction costs.
Risk Stock Market [Member]
Prospectus [Line Items]
Risk [Text Block]	Stock market risk. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the stock’s issuer, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. The market as a whole may not favor the types of investments the fund makes, which could adversely affect a stock’s price, regardless of how well the company performs, or the fund’s ability to sell a stock at an attractive price. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. Events in the US and global financial markets, including actions taken by the US Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility which could negatively affect performance. High market volatility may also result from significant shifts in momentum of one or more specific stocks due to unusual increases or decreases in trading activity. Momentum can change quickly, and securities subject to shifts in momentum may be more volatile than the market as a whole and returns on such securities may drop precipitously. To the extent that the fund invests in a particular geographic region, capitalization or sector, the fund’s performance may be affected by the general performance of that region, capitalization or sector.
Risk Market Disruption [Member]
Prospectus [Line Items]
Risk [Text Block]	Market disruption risk. Economies and financial markets throughout the world have become increasingly interconnected, which has increased the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. This includes reliance on global supply chains that are susceptible to disruptions resulting from, among other things, war and other armed conflicts, tariffs, extreme weather events, and natural disasters. Such supply chain disruptions can lead to, and have led to, economic and market disruptions that have far-reaching effects on financial markets worldwide. The value of the fund’s investments may be negatively affected by adverse changes in overall economic or market conditions, such as the level of economic activity and productivity, unemployment and labor force participation rates, inflation or deflation (and expectations for inflation or deflation), interest rates, demand and supply for particular products or resources including labor, debt levels and credit ratings, and trade policies, among other factors. Such adverse conditions may contribute to an overall economic contraction across entire economies or markets, which may negatively impact the profitability of issuers operating in those economies or markets. In addition, geopolitical and other globally interconnected occurrences, including war, terrorism, economic uncertainty or financial crises, contagion, tariffs and trade disputes, government debt crises (including defaults or downgrades) or uncertainty about government debt payments, government shutdowns, public health crises, natural disasters, supply chain disruptions, climate change and related events or conditions, have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Adverse market conditions or disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by adverse market conditions or a particular market disruption, the duration and effects may not be the same for all types of assets.Current military and other armed conflicts in various geographic regions, including those in Europe and the Middle East, among others, can lead to, and have led to, economic and market disruptions, which may not be limited to the geographic region in which the conflict is occurring. Such conflicts can also result, and have resulted in some cases, in sanctions being levied by the United States, the European Union and/or other countries against countries or other actors involved in the conflict. In addition, such conflicts and related sanctions can adversely affect regional and global energy, commodities, financial and other markets and thus could affect the value of the fund's investments. The extent and duration of any military or other armed conflict, related sanctions and resulting economic and market disruptions are impossible to predict, but could be substantial.Other market disruption events include pandemic spread of viruses, such as the novel coronavirus known as COVID-19, which have caused significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain disruptions, and may adversely affect the fund and its investments.In addition, markets are becoming increasingly susceptible to disruption events resulting from the use of new and emerging technologies to engage in cyber-attacks or to take over the Web sites and/or social media accounts of companies, governmental entities or public officials, or to otherwise pose as or impersonate such, which then may be used to disseminate false or misleading information that can cause volatility in financial markets or for the securities of a particular company, group of companies, industry or other class of assets.Adverse market conditions or particular market disruptions, such as those discussed above, may magnify the impact of each of the other risks described in this “MAIN RISKS” section and may increase volatility in one or more markets in which the fund invests leading to the potential for greater losses for the fund.
Risk Foreign Investment [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign investment risk. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments, as well as US and foreign government actions such as the imposition of tariffs, economic and trade sanctions or embargoes, could undermine the value of the fund’s foreign investments, prevent the fund from realizing the full value of its foreign investments or prevent the fund from selling foreign securities it holds.Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities. In addition, hedging a non-US dollar currency may not be successful and in certain instances can have a negative effect on performance if the US dollar declines in value relative to that currency. In addition, because non-US markets may be open on days when the fund does not price its shares, the value of the foreign securities in the fund’s portfolio may change on days when shareholders will not be able to purchase or sell the fund’s shares.
Risk Emerging Markets [Member]
Prospectus [Line Items]
Risk [Text Block]	Emerging markets risk. Foreign investment risks are greater in emerging markets than in developed markets. Investments in emerging markets are often considered speculative.
Risk Credit [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit risk. The fund's performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or an inability to meet a financial obligation. Credit risk is greater for lower-rated securities.Because the issuers of high-yield debt securities, or junk bonds (debt securities rated below the fourth highest credit rating category), may be in uncertain financial health, the prices of their debt securities can be more vulnerable to bad economic news, or even the expectation of bad news, than investment-grade debt securities. Credit risk for high-yield securities is greater than for higher-rated securities.
Risk US Government Default [Member]
Prospectus [Line Items]
Risk [Text Block]	US government default risk. Due to the rising US government debt burden and potential limitations caused by the statutory debt ceiling, it is possible that the US government may not be able to meet its financial obligations or that securities issued by the US government may experience credit downgrades. In the past, US sovereign credit has experienced downgrades and there can be no guarantee that it will not experience further downgrades in the future by rating agencies. Such a credit event may adversely impact the financial markets and the fund. From time to time, uncertainty regarding the status of negotiations in the US government to increase the statutory debt ceiling and/or failure to increase the statutory debt ceiling could increase the risk that the US government may default on payments on certain US government securities, cause the credit rating of the US government to be downgraded or increase volatility in financial markets, result in higher interest rates, reduce prices of US Treasury securities and/or increase the costs of certain kinds of debt.
Risk Interest Rate [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest rate risk. When interest rates rise, prices of debt securities generally decline. The longer the duration of the fund’s debt securities, the more sensitive the fund will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.) Interest rates can change in response to the supply and demand for credit, government and/or central bank monetary policy and action, inflation rates, and other factors. Changes in monetary policy made by central banks or governments are likely to affect the level of interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and potential illiquidity and may detract from fund performance to the extent the fund is exposed to such interest rates and/or volatility. Rising interest rates could cause the value of the fund’s investments — and therefore its share price as well — to decline. A rising interest rate environment may cause investors to move out of fixed-income securities and related markets on a large scale, which could adversely affect the price and liquidity of such securities and could also result in increased redemptions from the fund. Increased redemptions from the fund may force the fund to sell investments at a time when it is not advantageous to do so, which could result in losses.
Risk Derivatives [Member]
Prospectus [Line Items]
Risk [Text Block]	Derivatives risk. Derivatives involve risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments. Risks associated with derivatives may include the risk that the derivative is not well correlated with the underlying asset, security or index to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation, which risk may be heightened in derivative transactions entered into “over-the-counter” (i.e., not on an exchange or contract market); and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses.
Risk Liquidity [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity risk. In certain situations, it may be difficult or impossible to sell an investment and/or the fund may sell certain investments at a price or time that is not advantageous in order to meet redemption requests or other cash needs. Unusual market conditions, such as an unusually high volume of redemptions or other similar conditions could increase liquidity risk for the fund.
Risk Concentration Underlying Funds [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration risk – underlying funds. Any underlying fund that concentrates in a particular segment of the market (such as commodities, infrastructure-related companies, natural resources companies and real estate securities) will generally be more volatile than a fund that invests more broadly. Any market price movements, regulatory or technological changes, or economic conditions affecting the particular market segment in which the underlying fund concentrates will have a significant impact on the underlying fund’s performance.While the fund does not concentrate in a particular industry, it may concentrate in an underlying DWS fund, and there is risk for the fund with respect to the aggregation of holdings of underlying funds. The aggregation of holdings of underlying funds may result in the fund having increased exposure to a particular industry or group of industries, or to a single issuer. Such increased exposure to industries or issuers may have the effect of increasing the volatility of the fund’s returns. The fund does not control the investments of the underlying funds, and any increased exposure to industries or issuers occurs as a result of the underlying funds following their own investment objectives and strategies. However, to the extent practicable, the fund will consider whether an underlying fund’s investments may create significant exposure to a particular industry or group of industries.
Risk Counterparty [Member]
Prospectus [Line Items]
Risk [Text Block]	Counterparty risk. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.
Risk ETFs [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF risk. Because ETFs trade on a securities exchange, their shares may trade at a premium or discount to their net asset value. An ETF is subject to the risks of the assets in which it invests as well as those of the investment strategy it follows. The fund may incur brokerage costs when it buys and sells shares of an ETF and also bears its proportionate share of the ETF’s fees and expenses, which are passed through to ETF shareholders.
Risk Security Selection [Member]
Prospectus [Line Items]
Risk [Text Block]	Security selection risk. The securities in the fund’s portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, ESG factors, the relative attractiveness of different securities or other matters.
Risk Interest Rate Strategies [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest rate strategies risk. The success of the interest rate futures strategies depends, in part, on the effectiveness and implementation of portfolio management's proprietary strategies. If portfolio management's analysis proves to be incorrect, losses to the fund may be significant. The risk of loss is heightened during periods of rapid rises in interest rates.
Risk Currency Strategies [Member]
Prospectus [Line Items]
Risk [Text Block]	Currency strategies risk. The success of the currency strategies depends, in part, on the effectiveness and implementation of portfolio management's proprietary strategies. If portfolio management's analysis proves to be incorrect, losses to the fund may be significant and may substantially exceed the intended level of market exposure for the currency strategies.As part of the currency strategies, the fund could have substantial exposure to the risks of non-US currency markets. Foreign currency rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and economic or political developments in the US or abroad. As a result, the fund's exposure to foreign currencies could cause lower returns or even losses to the fund. Although portfolio management seeks to limit these risks through the aggregation of various long and short positions, there can be no assurance that it will be able to do so.
Risk Pricing [Member]
Prospectus [Line Items]
Risk [Text Block]	Pricing risk. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods and the value determined for an investment may be materially different from the value realized upon such investment’s sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.
Risk Real Estate Securities [Member]
Prospectus [Line Items]
Risk [Text Block]	Real estate securities risk. Real estate companies, including REITs, can be negatively affected by the risks associated with direct ownership of real estate, such as general or local economic conditions, decreases in real estate value, increases in property taxes, operating expenses or insurance costs, lack of availability of insurance coverage, liabilities or losses due to environmental problems, extreme weather or natural disasters, delays in completion of construction, falling rents (whether due to poor demand, increased competition, overbuilding, or limitations on rents), zoning changes, rising interest rates, lack of credit, failure of borrowers to repay loans and losses from casualty or condemnation. In addition, real estate values have been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future. During periods of rising interest rates, real estate securities may lose appeal for investors who may be able to obtain higher yields from other income-producing investments. Rising interest rates may also mean that financing for property purchases and improvements is more costly and difficult to obtain. In addition, many real estate companies, including REITs, utilize leverage which increases investment risk. Highly leveraged real estate companies are particularly vulnerable to the effects of an economic downturn. Further, REITs are dependent upon management skills, may not be diversified and may have relatively small market capitalizations, which can increase volatility. REITs must satisfy certain requirements in order to qualify for favorable tax treatment under applicable tax laws, and a failure to qualify could adversely affect the value of the REIT. By investing in REITs through a fund, a shareholder will bear expenses of the REITs in addition to expenses of the fund and will not be entitled to the federal income tax deduction for qualified REIT dividends available to noncorporate investors that own REITs directly unless certain holding period and other requirements are satisfied.
Risk Infrastructure Related Companies [Member]
Prospectus [Line Items]
Risk [Text Block]	Infrastructure-related companies risk. Infrastructure-related companies can be negatively affected by various factors, including general or local economic conditions and political developments, general changes in market sentiment towards infrastructure assets, high interest costs in connection with capital construction and improvement programs, difficulty in raising capital, costs associated with compliance with changes in regulations, regulation or intervention by various government authorities, including government regulation of rates, inexperience with and potential losses resulting from the deregulation of a particular industry or sector, changes in tax laws, tariffs and trade policies, environmental problems, costs or disruptions caused by extreme weather or other natural disasters, the effects of energy conservation policies, commodities markets disruptions (e.g., significant changes over short time periods in the price of oil), technological changes, surplus capacity, casualty losses, threat of terrorist attacks and changes in interest rates. Rising interest rates could lead to higher financing costs and reduced earnings for infrastructure-related companies. A company is considered to be an infrastructure-related company if at least 50% of its non-cash assets are infrastructure assets or 50% of its gross income or net profits are derived, directly or indirectly, from the ownership, management, construction, operation, utilization or financing of infrastructure assets. Infrastructure-related companies may be focused in the energy, industrials and utilities sectors. At times, the performance of securities in these sectors may lag the performance of other sectors or the broader market as a whole. A downturn in these sectors could have an adverse impact on the fund.
Risk Commodities Related Investments [Member]
Prospectus [Line Items]
Risk [Text Block]	Commodities-related investments risk. The commodities-linked derivative instruments in which the fund invests tend to be more volatile than many other types of securities and may subject the fund to special risks that do not apply to all derivatives transactions. For example, the value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as climate changes, drought, floods, weather, livestock disease, changes in storage costs, embargoes, tariffs and trade policies, policies of commodity cartels and international economic, political and regulatory developments.The value of a commodity-linked derivative investment generally is based upon the price movements of a physical commodity (such as energy, minerals, or agricultural products), a futures contract, swap or commodity index, or other economic variables linked to changes in the value of commodities or the commodities markets. A liquid secondary market may not exist for the types of commodity-linked derivative instruments the fund buys, which may make it difficult for the fund to sell them at an acceptable price. The fund’s ability to gain exposure to commodity-linked investments and achieve its investment objective may be limited by its intention to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended.
Risk Prepayment [Member]
Prospectus [Line Items]
Risk [Text Block]	Prepayment and extension risk. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the fund’s assets tied up in lower interest debt obligations. Ultimately, any changes or unexpected behavior in interest rates could increase the volatility of the fund’s share price and yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances.
Risk Operational And Technology [Member]
Prospectus [Line Items]
Risk [Text Block]	Operational and technology risk. Cyber-attacks, disruptions or failures that affect the fund’s service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations. For example, the fund’s or its service providers’ assets or sensitive or confidential information may be misappropriated, data may be corrupted and operations may be disrupted (e.g., cyber-attacks, operational failures or broader disruptions may cause the release of private shareholder information or confidential fund information, interfere with the processing of shareholder transactions, impact the ability to calculate the fund’s net asset value and impede trading). Market events and disruptions also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct the fund’s operations.While the fund and its service providers may establish business continuity and other plans and processes that seek to address the possibility of and fallout from cyber-attacks, disruptions or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as fund counterparties, issuers of securities held by the fund or other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future and there is no assurance that such plans and processes will be effective. Among other situations, disruptions (for example, pandemics or health crises) that cause prolonged periods of remote work or significant employee absences at the fund’s service providers could impact the ability to conduct the fund’s operations. In addition, the fund cannot directly control any cybersecurity plans and systems put in place by its service providers, fund counterparties, issuers of securities held by the fund or other market participants.
Risk Active Trading [Member]
Prospectus [Line Items]
Risk [Text Block]	Active trading risk. Active securities trading could raise transaction costs and could result in increased taxable distributions to shareholders and distributions that would be taxable to shareholders at higher federal income tax rates (e.g., short-term capital gains).
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	There are several risk factors that could hurt the fund’s performance, cause you to lose money or cause the fund’s performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.